Aptus Defined Risk ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 94.3%		Shares		Value
Investment Grade Corporate Bonds - 94.3%
Invesco BulletShares 2030 Corporate Bond ETF (a)		9,513,722		$ 157,023,982
Invesco BulletShares 2031 Corporate Bond ETF (a)		10,999,060		178,353,058
Invesco BulletShares 2032 Corporate Bond ETF (a)		9,038,475		182,848,349
Invesco BulletShares 2033 Corporate Bond ETF (a)		8,090,697		167,601,216
Invesco BulletShares 2034 Corporate Bond ETF (a)		3,574,026		72,487,323
iShares iBonds Dec 2029 Term Corporate ETF		6,607,021		152,423,975
iShares iBonds Dec 2030 Term Corporate ETF		6,255,666		135,184,942
iShares iBonds Dec 2031 Term Corporate ETF (a)		7,655,155		157,849,296
iShares iBonds Dec 2032 Term Corporate ETF (a)		6,567,519		163,268,522
iShares iBonds Dec 2034 Term Corporate ETF (a)		2,391,935		61,185,697
				1,428,226,360
TOTAL EXCHANGE TRADED FUNDS (Cost $1,439,267,662)				1,428,226,360

PURCHASED OPTIONS - 2.3% (b)(c)(d)	Notional Amount	Contracts		Value
Call Options - 2.0%
Alphabet, Inc. – Class A, Expiration: 11/20/2026; Exercise Price: $410.00 (e)	$ 178,065,000	5,000		5,625,000
Amazon.com, Inc., Expiration: 11/20/2026; Exercise Price: $310.00 (e)	135,790,000	5,000		4,550,000
Broadcom, Inc.
Expiration: 09/18/2026; Exercise Price: $410.00	68,124,000	1,750		3,994,375
Expiration: 10/16/2026; Exercise Price: $450.00 (e)	85,641,600	2,200		3,751,000
NVIDIA Corp., Expiration: 11/20/2026; Exercise Price: $230.00 (e)	100,375,000	5,000		4,700,000
S&P 500 Index (e)
Expiration: 08/07/2026; Exercise Price: $8,350.00	1,497,944,000	2,000		10,000
Expiration: 08/21/2026; Exercise Price: $8,000.00	2,246,916,000	3,000		202,500
Expiration: 08/21/2026; Exercise Price: $8,400.00	1,497,944,000	2,000		45,000
Expiration: 08/31/2026; Exercise Price: $8,360.00	1,497,944,000	2,000		100,000
Expiration: 09/18/2026; Exercise Price: $7,900.00	1,872,430,000	2,500		4,162,500
Expiration: 09/18/2026; Exercise Price: $8,300.00	2,995,888,000	4,000		650,000
Expiration: 09/30/2026; Exercise Price: $8,200.00	1,048,560,800	1,400		651,000
Vistra Corp., Expiration: 11/20/2026; Exercise Price: $190.00 (e)	59,276,000	4,000		2,570,000
Total Call Options				31,011,375

Put Options - 0.3%
S&P 500 Index (e)
Expiration: 09/18/2026; Exercise Price: $6,400.00	299,588,800	400		560,000
Expiration: 09/18/2026; Exercise Price: $7,400.00	299,588,800	400		4,264,000
Total Put Options				4,824,000
TOTAL PURCHASED OPTIONS (Cost $57,697,747)				35,835,375

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%		Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (f)		18,165,419		18,165,419
TOTAL MONEY MARKET FUNDS (Cost $18,165,419)				18,165,419

TOTAL INVESTMENTS - 97.8% (Cost $1,515,130,828)				1,482,227,154
Other Assets in Excess of Liabilities - 2.2%			0.02159	32,710,461
TOTAL NET ASSETS - 100.0%				$ 1,514,937,615

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Aptus Defined Risk ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Alphabet, Inc. – Class A, Expiration: 11/20/2026; Exercise Price: $470.00	$ (178,065,000)	(5,000)	$ (1,540,000)
Amazon.com, Inc., Expiration: 11/20/2026; Exercise Price: $370.00	(135,790,000)	(5,000)	(880,000)
Broadcom, Inc., Expiration: 10/16/2026; Exercise Price: $560.00	(85,641,600)	(2,200)	(722,700)
NVIDIA Corp., Expiration: 11/20/2026; Exercise Price: $300.00	(100,375,000)	(5,000)	(600,000)
S&P 500 Index
Expiration: 08/07/2026; Exercise Price: $8,600.00	(1,497,944,000)	(2,000)	(5,000)
Expiration: 08/21/2026; Exercise Price: $8,200.00	(1,497,944,000)	(2,000)	(65,000)
Expiration: 08/21/2026; Exercise Price: $8,300.00	(748,972,000)	(1,000)	(30,000)
Expiration: 08/21/2026; Exercise Price: $8,700.00	(1,497,944,000)	(2,000)	(20,000)
Expiration: 08/31/2026; Exercise Price: $8,700.00	(1,497,944,000)	(2,000)	(50,000)
Expiration: 09/18/2026; Exercise Price: $8,600.00	(2,995,888,000)	(4,000)	(280,000)
Expiration: 09/30/2026; Exercise Price: $8,600.00	(1,048,560,800)	(1,400)	(124,600)
Vistra Corp., Expiration: 11/20/2026; Exercise Price: $240.00	(29,638,000)	(2,000)	(402,000)
Total Call Options			(4,719,300)

Put Options - (0.2)%
S&P 500 Index, Expiration: 09/18/2026; Exercise Price: $6,900.00	(599,177,600)	(800)	(2,688,000)
TOTAL WRITTEN OPTIONS (Premiums received $14,824,506)			$ (7,407,300)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus Defined Risk ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 1,428,226,360	$ –	$ –	$ 1,428,226,360
Purchased Options	–	35,835,375	–	35,835,375
Money Market Funds	18,165,419	–	–	18,165,419
Total Investments	$ 1,446,391,779	$ 35,835,375	$ –	$ 1,482,227,154

Liabilities:
Investments:
Written Options	$ –	$ (7,407,300)	$ –	$ (7,407,300)
Total Investments	$ –	$ (7,407,300)	$ –	$ (7,407,300)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus Defined Risk ETF - Transactions with Affiliates
	Value as of April 30, 2026	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Invesco BulletShares 2030 Corporate Bond ETF	$ 154,764,211	$ 5,339,536	$ (965,937)	$ 26,213	$ (2,140,041)	$ 157,023,982	9,513,722	$ 1,810,453	$ –
Invesco BulletShares 2031 Corporate Bond ETF	176,253,171	6,075,694	(1,099,220)	47,623	(2,924,210)	178,353,058	10,999,060	2,116,482	–
Invesco BulletShares 2032 Corporate Bond ETF	181,045,366	6,242,227	(1,130,025)	23,494	(3,332,713)	182,848,349	9,038,475	2,226,223	–
Invesco BulletShares 2033 Corporate Bond ETF	149,146,649	23,058,054	(1,039,473)	17,837	(3,581,851)	167,601,216	8,090,697	2,069,478	–
Invesco BulletShares 2034 Corporate Bond ETF	72,007,387	2,483,170	(450,323)	4,178	(1,557,089)	72,487,323	3,574,026	931,412	–
iShares iBonds Dec 2031 Term Corporate ETF	155,941,786	5,364,054	(968,992)	42,667	(2,530,219)	157,849,296	7,655,155	1,849,846	–
iShares iBonds Dec 2032 Term Corporate ETF	161,501,333	5,555,154	(1,004,210)	30,386	(2,814,141)	163,268,522	6,567,519	1,942,225	–
iShares iBonds Dec 2034 Term Corporate ETF (a)	36,131,222	26,690,790	(377,966)	2,128	(1,260,477)	61,185,697	2,391,935	648,279	–
	$ 1,086,791,125	$ 80,808,679	$ (7,036,146)	$ 194,526	$ (20,140,741)	$ 1,140,617,443	57,830,589	$ 13,594,398	$ –

(a)	Security was held but was not affiliated as of April 30, 2026.